COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value

COMMON STOCK	57.9%
AGRIBUSINESS	5.0%
AGRICULTURAL PRODUCTS	0.8%
Bunge Global SA		151,830	$12,336,187

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.6%
AGCO Corp.		59,271	6,346,146
Kubota Corp. (Japan)		164,900	2,077,349

			8,423,495

FERTILIZERS & AGRICULTURAL CHEMICALS	1.6%
Albemarle Corp.		12,422	1,007,176
CF Industries Holdings, Inc.		18,697	1,677,121
Corteva, Inc.(a)		101,424	6,859,305
Mosaic Co.		187,190	6,491,749
Nutrien Ltd. (Canada)		123,446	7,247,515

			23,282,866

PACKAGED FOODS & MEATS	2.0%
Bakkafrost P (Faeroe Islands)		121,344	5,561,648
Hormel Foods Corp.		88,912	2,199,683
JBS NV, Class A(b)		221,577	3,308,145
Minerva SA (Brazil)(b)		1,534,055	1,945,582
Mowi ASA (Norway)		187,558	3,961,825
Pilgrim’s Pride Corp.		61,852	2,518,613
Smithfield Foods, Inc.		272,628	6,401,305
WH Group Ltd. (Hong Kong)(c)		3,392,000	3,674,472

			29,571,273

TOTAL AGRIBUSINESS			73,613,821

AIRPORTS	0.6%
Aena SME SA (Spain)(c)		60,461	1,651,804
Aeroports de Paris SA (France)		19,490	2,569,676
Auckland International Airport Ltd. (New Zealand)		304,894	1,392,887
GMR Airports Ltd. (India)(b)		944,415	926,559
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		84,769	2,737,872

			9,278,798

COMMUNICATIONS	2.5%
COMMUNICATIONS	1.1%
American Tower Corp.		64,112	12,330,020
Infrastrutture Wireless Italiane SpA (Italy)(c)		293,706	3,451,706
SES SA (Luxembourg)		147,664	1,124,272

			16,905,998

TOWER	1.4%
Cellnex Telecom SA (Spain)(c)		102,964	3,564,897
Crown Castle, Inc.		178,545	17,227,807

			20,792,704

TOTAL COMMUNICATIONS			37,698,702

		Shares	Value

ELECTRIC	3.6%
Alliant Energy Corp.		46,025	$3,102,545
Black Hills Corp.		20,529	1,264,381
CenterPoint Energy, Inc.		164,779	6,393,425
Cia Paranaense de Energia—Copel (Brazil)		1,040,965	2,362,696
Entergy Corp.		22,526	2,099,198
Equatorial Energia SA (Brazil)		138,558	961,946
Evergy, Inc.		44,356	3,371,943
Exelon Corp.		77,212	3,475,312
National Grid PLC (United Kingdom)		1,083,800	15,559,902
NextEra Energy, Inc.		32,672	2,466,409
NTPC Ltd. (India)		224,946	863,162
PG&E Corp.		372,293	5,614,179
Power Assets Holdings Ltd. (Hong Kong)		172,500	1,092,374
PPL Corp.		61,690	2,292,401
Tenaga Nasional Bhd. (Malaysia)		607,200	1,907,374

			52,827,247

ENERGY	5.6%
COAL & CONSUMABLE FUELS	0.3%
Cameco Corp. (Canada)		41,836	3,508,367
Denison Mines Corp. (Canada)(b)		262,728	722,502

			4,230,869

INTEGRATED OIL & GAS	3.8%
BP PLC		609,175	3,488,081
Cenovus Energy, Inc. (Canada)		167,721	2,847,774
Chevron Corp.		65,169	10,120,094
Exxon Mobil Corp.		89,766	10,121,116
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		83,576	1,058,072
Shell PLC		419,058	14,915,433
Suncor Energy, Inc. (Canada)		151,167	6,326,052
TotalEnergies SE (France)		117,509	7,136,749

			56,013,371

OIL & GAS EQUIPMENT & SERVICES	0.1%
Tenaris SA		85,427	1,523,491

OIL & GAS EXPLORATION & PRODUCTION	0.7%
Canadian Natural Resources Ltd. (Canada)		54,422	1,740,159
EOG Resources, Inc.		34,780	3,899,534
Expand Energy Corp.		39,256	4,170,557

			9,810,250

OIL & GAS REFINING & MARKETING	0.7%
Marathon Petroleum Corp.		17,703	3,412,076
Reliance Industries Ltd., GDR (India)(c)		125,120	7,632,320

			11,044,396

TOTAL ENERGY			82,622,377

ENVIRONMENTAL SERVICES	0.2%
Cleanaway Waste Management Ltd. (Australia)		1,008,479	1,848,450

		Shares	Value

Waste Connections, Inc.		7,126	$1,252,747

			3,101,197

GAS DISTRIBUTION	2.2%
Atmos Energy Corp.		29,885	5,102,864
ENN Energy Holdings Ltd., (H Shares) (China)		335,857	2,777,247
Italgas SpA (Italy)		374,159	3,441,772
Naturgy Energy Group SA (Spain)		36,153	1,123,107
NiSource, Inc.		97,187	4,208,197
Osaka Gas Co. Ltd. (Japan)		45,300	1,313,803
Sempra		138,737	12,483,555
Spire, Inc.		23,302	1,899,579
Tokyo Gas Co. Ltd. (Japan)		28,600	1,018,023

			33,368,147

INDUSTRIALS	0.1%
TRANSPORTATION	0.1%
Kirby Corp.(b)		13,201	1,101,623

MARINE PORTS	0.3%
International Container Terminal Services, Inc. (Philippines)		252,450	2,045,626
Koninklijke Vopak NV (Netherlands)		52,706	2,415,776

			4,461,402

MATERIALS	0.3%
MATERIALS	0.1%
Interfor Corp. (Canada)(b)		244,695	1,784,619

PAPER PACKAGING	0.2%
International Paper Co.		46,146	2,141,174

TOTAL MATERIALS			3,925,793

METALS & MINING	5.3%
ALUMINUM	0.4%
Alcoa Corp.		34,595	1,137,830
Century Aluminum Co.(b)		88,229	2,590,403
Constellium SE(b)		100,346	1,493,149

			5,221,382

DIVERSIFIED METALS & MINING	2.1%
Anglo American PLC (South Africa)		189,830	7,110,168
Capstone Copper Corp. (Canada)(b)		213,599	1,814,141
Foran Mining Corp. (Canada)(b)		309,625	865,446
Freeport-McMoRan, Inc.		21,618	847,858
Glencore PLC (Australia)(b)		1,532,256	7,039,455
Hudbay Minerals, Inc. (Canada)		153,934	2,331,629
Rio Tinto PLC, ADR (Australia)		62,726	4,140,543
Teck Resources Ltd., Class B (Canada)		151,784	6,661,800

			30,811,040

GOLD	2.2%
Agnico Eagle Mines Ltd. (Canada)		48,628	8,196,736
Coeur Mining, Inc.(b)		171,528	3,217,865

		Shares	Value

Newmont Corp.		125,820	$10,607,884
Perpetua Resources Corp.(b)		149,473	3,023,839
Wheaton Precious Metals Corp. (Brazil)		63,931	7,150,043

			32,196,367

PRECIOUS METALS & MINERALS	0.1%
Valterra Platinum Ltd. (South Africa)		26,300	1,874,655

STEEL	0.5%
ArcelorMittal SA (Luxembourg)		57,534	2,065,613
Cleveland-Cliffs, Inc.(b)		116,120	1,416,664
POSCO Holdings, Inc. (South Korea)		6,927	1,362,640
Reliance, Inc.		3,677	1,032,612
Vale SA, ADR (Brazil)		210,668	2,287,854

			8,165,383

TOTAL METALS & MINING			78,268,827

MIDSTREAM	5.1%
Cheniere Energy, Inc.		15,241	3,581,330
DT Midstream, Inc.		37,125	4,197,352
Enbridge, Inc. (Canada)		220,519	11,124,983
Keyera Corp. (Canada)		19,708	661,182
Keyera Corp., Subscription Receipts (Canada)		79,684	2,599,449
Kinetik Holdings, Inc.		46,582	1,990,915
South Bow Corp. (Canada)		61,645	1,744,327
Targa Resources Corp.		45,849	7,681,541
TC Energy Corp. (Canada)		354,593	19,280,055
Venture Global, Inc., Class A		259,347	3,680,134
Williams Cos., Inc.		300,119	19,012,539

			75,553,807

RAILWAYS	0.4%
Central Japan Railway Co. (Japan)		48,200	1,382,917
CSX Corp.		80,620	2,862,816
Norfolk Southern Corp.		4,166	1,251,508

			5,497,241

REAL ESTATE	25.0%
DATA CENTERS	2.4%
Digital Core REIT Management Pte. Ltd. (Singapore)		4,877,900	2,317,002
Digital Realty Trust, Inc.		127,405	22,025,776
Equinix, Inc.		13,144	10,294,907

			34,637,685

DIVERSIFIED	5.3%
British Land Co. PLC (United Kingdom)		72,170	337,968
CapitaLand Integrated Commercial Trust (Singapore)		2,538,384	4,506,298
Charter Hall Group (Australia)		231,445	3,484,098
Fastighets AB Balder, Class B (Sweden)(b)		301,027	2,153,208
Goodman Group (Australia)		535,577	11,616,946
Ingenia Communities Group (Australia)		962,020	3,462,933
Japan Metropolitan Fund Invest (Japan)		4,130	3,175,312

		Shares	Value

KDX Realty Investment Corp. (Japan)		1,537	$1,751,256
Land Securities Group PLC (United Kingdom)		276,357	2,163,133
Link REIT (Hong Kong)		642,100	3,300,458
LondonMetric Property PLC (United Kingdom)		840,433	2,056,012
Merlin Properties Socimi SA (Spain)		153,577	2,315,144
Mitsubishi Estate Co. Ltd. (Japan)		162,700	3,743,910
Mitsui Fudosan Co. Ltd. (Japan)		630,800	6,880,214
Nomura Real Estate Master Fund, Inc. (Japan)		2,622	2,843,891
Nyfosa AB (Sweden)		158,491	1,381,308
Stockland (Australia)		1,717,768	6,956,280
Sumitomo Realty & Development Co. Ltd. (Japan)		104,000	4,593,623
Sun Hung Kai Properties Ltd. (Hong Kong)		391,500	4,688,773
Suntec Real Estate Investment Trust (Singapore)		135,900	134,852
Swiss Prime Site AG (Switzerland)		28,791	4,025,423
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		1,012,000	2,991,024

			78,562,064

HEALTH CARE	3.7%
Aedifica SA (Belgium)		43,654	3,231,439
CareTrust REIT, Inc.		103,437	3,587,195
Healthcare Realty Trust, Inc., Class A		305,820	5,513,935
Omega Healthcare Investors, Inc.		98,493	4,158,374
PACS Group, Inc.(b)		29,293	402,193
Parkway Life Real Estate Investment Trust (Singapore)		400,920	1,280,507
Welltower, Inc.		204,106	36,359,443

			54,533,086

HOTEL	1.2%
Caesars Entertainment, Inc.(b)		123,305	3,332,318
Host Hotels & Resorts, Inc.		707,963	12,049,530
Japan Hotel REIT Investment Corp. (Japan)		3,678	2,218,464

			17,600,312

INDUSTRIAL OFFICE	0.1%
Castellum AB (Sweden)		89,024	1,005,189
Sirius Real Estate Ltd. (Germany)		572,177	752,206

			1,757,395

INDUSTRIALS	2.4%
Catena AB (Sweden)		16,372	744,308
Dream Industrial Real Estate Investment Trust (Canada)		618,816	5,526,969
GLP J-REIT (Japan)		427	394,127
Mitsui Fudosan Logistics Park, Inc. (Japan)		366	263,082
Nippon Prologis REIT, Inc. (Japan)		6,008	3,510,100
Prologis, Inc.		156,286	17,897,873
Segro PLC (United Kingdom)		154,433	1,361,245
Tritax Big Box REIT PLC (United Kingdom)		1,803,313	3,504,522
VGP NV (Belgium)		7,931	885,514
Warehouses De Pauw CVA (Belgium)		72,041	1,799,858

			35,887,598

INFRASTRUCTURE	0.1%
SBA Communications Corp., Class A		8,156	1,576,963

		Shares	Value

OFFICE	1.0%
BXP, Inc.		44,588	$3,314,672
Gecina SA (France)		4,265	427,125
Great Portland Estates PLC (United Kingdom)		182,055	779,833
Hudson Pacific Properties, Inc.(b)		159,712	440,805
Japan Real Estate Investment Corp. (Japan)		3,316	2,791,642
Keppel REIT (Singapore)		1,938,700	1,517,956
Kilroy Realty Corp.		125,599	5,306,558

			14,578,591

RESIDENTIAL	3.7%
American Homes 4 Rent, Class A		114,019	3,791,132
Centurion Accommodation REIT (Singapore)(b)		3,102,900	2,501,660
Essex Property Trust, Inc.		66,928	17,913,948
Invitation Homes, Inc.		404,193	11,854,981
LEG Immobilien SE (Germany)		16,955	1,347,638
Mitsui Fudosan Accommodations Fund, Inc. (Japan)		1,711	1,527,214
Sun Communities, Inc.		64,094	8,268,126
TAG Immobilien AG (Germany)		111,512	1,924,535
UNITE Group PLC (United Kingdom)		40,750	394,045
Vonovia SE (Germany)		122,852	3,829,425
Xior Student Housing NV (Belgium)(d)		31,898	1,095,409

			54,448,113

RETAIL	2.9%
Agree Realty Corp.		151,191	10,740,609
Frasers Centrepoint Trust (Singapore)		717,727	1,290,846
Kimco Realty Corp.		298,494	6,522,094
Kite Realty Group Trust		83,479	1,861,582
Klepierre SA (France)		104,226	4,057,676
Mercialys SA (France)		135,458	1,743,019
Realty Income Corp.		77,359	4,702,653
Simon Property Group, Inc.		47,844	8,978,883
Unibail-Rodamco-Westfield (France)		21,541	2,261,958

			42,159,320

SELF STORAGE	1.2%
Big Yellow Group PLC (United Kingdom)		120,320	1,572,874
Extra Space Storage, Inc.		76,877	10,835,044
Public Storage		15,857	4,580,295
Safestore Holdings PLC (United Kingdom)		91,529	809,980
Shurgard Self Storage Ltd. (Belgium)		13,061	494,530

			18,292,723

SPECIALTY	0.8%
Iron Mountain, Inc.		103,437	10,544,368
Outfront Media, Inc.		74,265	1,360,535

			11,904,903

TIMBER	0.2%
Weyerhaeuser Co.		116,538	2,888,977

TOTAL REAL ESTATE			368,827,730

		Shares	Value

TOLL ROADS	1.1%
Vinci SA (France)		115,502	$15,994,633
Zhejiang Expressway Co. Ltd., (H Shares) (China)		690,000	637,514

			16,632,147

TRANSPORT LOGISTICS	0.1%
Qube Holdings Ltd. (Australia)		429,123	1,167,037

WATER	0.5%
American Water Works Co., Inc.		34,915	4,859,819
Pennon Group PLC (United Kingdom)		506,403	3,184,642

			8,044,461

TOTAL COMMON STOCK (Identified cost—$720,703,840)			855,990,357

EXCHANGE-TRADED FUNDS	7.2%
CORPORATE BONDS	1.6%
SPDR Portfolio Short Term Corporate Bond ETF		788,925	23,896,539

GOLD	5.6%
iShares Gold Trust(b)		337,303	24,545,539
SPDR Gold MiniShares Trust(b)		749,082	57,267,319

			81,812,858

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$68,013,349)			105,709,397

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(e)		1,547	38,907

INSURANCE	0.0%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(f)		7,412	184,262

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 8.76% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(g)		10,000	255,000

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$474,491)			478,169

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	5.7%
BANKING	0.9%
Bank of America Corp., 6.30% to 3/10/26, Series DD(e)(f)		950,000	956,548
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(e)(f)(h)		1,000,000	1,001,275
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(f)		1,200,000	1,209,022
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(e)(f)(h)		1,600,000	1,608,147
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(f)		725,000	730,746
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(f)		3,000,000	3,174,902
Truist Financial Corp., 4.949% (3 Month USD Term SOFR + 0.912%), due 3/15/28(g)		550,000	539,271
Truist Financial Corp., 5.143% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(g)		600,000	595,664

		Principal Amount*	Value

Truist Financial Corp., 6.669% to 3/1/26, Series N(e)(f)		2,343,000	$2,356,503
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d)(e)(f)(h)		1,000,000	998,776

			13,170,854

CONSUMER DISCRETIONARY	0.2%
Volkswagen Group of America Finance LLC, 5.40%, due 3/20/26 (Germany)(c)		3,433,000	3,451,394

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen Group of America Finance LLC, 1.25%, due 11/24/25 (Germany)(c)		3,410,000	3,394,015

FINANCIAL SERVICES	0.5%
Morgan Stanley, 5.00%, due 11/24/25		6,840,000	6,845,274

INSURANCE	2.9%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(d)(e)(f)		1,400,000	1,410,435
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(d)(f)		981,000	993,089
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(d)(f)		3,100,000	3,125,251
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(d)(f)		7,050,000	7,085,603
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(f)		4,055,000	4,159,405
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(c)(f)		2,400,000	2,426,700
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(c)(f)		11,122,000	11,123,019
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47 (Japan)(c)(f)		2,115,000	2,090,264
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(c)(f)		10,200,000	10,193,873

			42,607,639

PIPELINES	0.5%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(f)		2,250,000	2,241,540
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(f)		5,987,000	6,012,972

			8,254,512

TELECOMMUNICATIONS	0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(c)(f)		3,850,000	3,826,245

UTILITIES	0.2%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(f)		1,656,000	1,666,656
Sempra, 4.875% to 10/15/25(e)(f)		1,705,000	1,706,842

			3,373,498

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$84,256,054)			84,923,431

CORPORATE BONDS	9.4%
CONSUMER STAPLE PRODUCTS	0.3%
Mars, Inc., 4.45%, due 3/1/27(c)		1,775,000	1,788,521
Mars, Inc., 4.60%, due 3/1/28(c)		2,540,000	2,571,607

			4,360,128

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,266,491

HEALTH CARE	0.6%
AbbVie, Inc., 4.65%, due 3/15/28		1,450,000	1,474,172
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,494,861

		Principal Amount*	Value

Eli Lilly & Co., 4.00%, due 10/15/28		4,750,000	$4,759,365
Johnson & Johnson, 4.55%, due 3/1/28		1,720,000	1,754,450

			9,482,848

INDUSTRIAL PRODUCTS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	951,509

OIL & GAS	0.1%
Repsol E&P Capital Markets U.S. LLC, 4.805%, due 9/16/28 (Spain)(c)		1,300,000	1,306,058
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(c)		750,000	755,767

			2,061,825

PIPELINES	0.2%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		2,903,000	2,928,462
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		700,000	708,240

			3,636,702

REAL ESTATE	4.9%
American Homes 4 Rent LP, 4.25%, due 2/15/28		2,551,000	2,545,383
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,233,170
American Tower Corp., 5.80%, due 11/15/28		1,600,000	1,671,333
AvalonBay Communities, Inc., 2.95%, due 5/11/26		1,275,000	1,266,317
Boston Properties LP, 3.65%, due 2/1/26		3,210,000	3,200,584
Crown Castle, Inc., 4.45%, due 2/15/26		2,338,000	2,336,944
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,547,170
Crown Castle, Inc., 5.00%, due 1/11/28		2,479,000	2,514,311
CubeSmart LP, 3.125%, due 9/1/26		2,051,000	2,032,527
CubeSmart LP, 4.00%, due 11/15/25		8,152,000	8,142,280
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,081,295
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,381,532
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	1,496,495
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,214,303
Host Hotels & Resorts LP, 4.50%, due 2/1/26, Series F		3,486,000	3,481,663
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,545,102
NNN REIT, Inc., 4.00%, due 11/15/25		404,000	403,633
Realty Income Corp., 0.75%, due 3/15/26		500,000	492,176
Realty Income Corp., 3.20%, due 1/15/27		587,000	580,388
Realty Income Corp., 4.625%, due 11/1/25		800,000	799,957
Realty Income Corp., 5.05%, due 1/13/26		1,583,000	1,583,314
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,172,131
Regency Centers LP, 3.90%, due 11/1/25		4,112,000	4,105,901
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,379,953
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, due 10/28/25 (Australia)(c)		2,253,000	2,250,785
Scentre Group Trust 1/Scentre Group Trust 2, 3.625%, due 1/28/26 (Australia)(c)		5,869,000	5,855,510
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,983,494
UDR, Inc., 2.95%, due 9/1/26		250,000	247,488
UDR, Inc., 3.50%, due 7/1/27		2,037,000	2,016,465
Ventas Realty LP, 4.125%, due 1/15/26		5,672,000	5,660,722
VICI Properties LP, 4.75%, due 4/1/28		515,000	520,648
VICI Properties LP/VICI Note Co., Inc., 4.50%, due 1/15/28(c)		1,587,000	1,585,438
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(c)		1,525,000	1,544,529

		Principal Amount*	Value

Welltower OP LLC, 4.25%, due 4/15/28		1,877,000	$1,888,892

			71,761,833

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,237,215

TELECOMMUNICATIONS	1.2%
AT&T, Inc., 2.30%, due 6/1/27		3,309,000	3,212,922
AT&T, Inc., 4.25%, due 3/1/27		374,000	374,745
Rogers Communications, Inc., 3.625%, due 12/15/25 (Canada)		6,845,000	6,832,532
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	744,204
T-Mobile USA, Inc., 2.625%, due 4/15/26		2,230,000	2,212,198
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,740,326
T-Mobile USA, Inc., 4.75%, due 2/1/28		2,250,000	2,253,493

			17,370,420

UTILITIES	1.7%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,752,905
CMS Energy Corp., 3.60%, due 11/15/25		4,235,000	4,225,944
Dominion Energy, Inc., 4.60%, due 5/15/28		1,380,000	1,394,376
DTE Energy Co., 4.875%, due 6/1/28		2,995,000	3,047,687
DTE Energy Co., 4.95%, due 7/1/27		910,000	921,776
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,419,261
Enel Finance International NV, 4.125%, due 9/30/28 (Italy)(c)		3,800,000	3,790,754
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(c)		800,000	800,708
NextEra Energy Capital Holdings, Inc., 4.685%, due 9/1/27		1,855,000	1,875,531
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,629,318
NiSource, Inc., 3.49%, due 5/15/27		1,934,000	1,916,314
Southern Power Co., 0.90%, due 1/15/26		750,000	742,887
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,486,709
WEC Energy Group, Inc., 5.60%, due 9/12/26		401,000	406,414

			25,410,584

TOTAL CORPORATE BONDS (Identified cost—$137,732,058)			138,539,555

U.S. TREASURY NOTES	0.4%
United States Treasury Notes, 4.125%, due 2/28/27		6,400,000	6,439,125

TOTAL U.S. TREASURY NOTES (Identified cost—$6,420,155)			6,439,125

		Shares
WARRANTS	0.1%
AGRIBUSINESS	0.0%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(b)		197,322	109,371

REAL ESTATE—OFFICE	0.1%
Hudson Pacific Properties, Inc., exercise price $0.01(b)		280,706	771,942

TOTAL WARRANTS (Identified cost—$623,167)			881,313

		Shares	Value

SHORT-TERM INVESTMENTS	19.0%
MONEY MARKET FUNDS	1.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(i)		12,730,939	$12,730,939
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(i)		12,730,274	12,730,274

			25,461,213

		Principal Amount*
U.S. TREASURY BILLS	17.3%
U.S. Treasury Bills, 4.281%, due 10/7/25(j)		86,630,000	86,569,431
U.S. Treasury Bills, 4.344%, due 11/18/25(j)(k)		91,000,000	90,487,306
U.S. Treasury Bills, 4.349%, due 11/18/25(j)(k)		28,000,000	27,842,080
U.S. Treasury Bills, 3.948%, due 12/11/25(j)		20,000,000	19,848,336
U.S. Treasury Bills, 3.975%, due 12/11/25(j)		30,000,000	29,772,505

			254,519,658

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$279,977,774)			279,980,871

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,298,200,888)	99.7%		1,472,942,218
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	0.3		4,743,748

NET ASSETS	100.0%		$1,477,685,966

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	$ 355,576,449	0.075%	Monthly	BNPXDDIC Index(m)	Long	6/5/26	$115,461	$—	$115,461

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	105	October 13, 2025	$6,565,791	$7,042,350	$476,559
Aluminum HG LME	103	November 17, 2025	6,454,396	6,904,013	449,617
Aluminum HG LME	111	December 15, 2025	7,251,222	7,439,470	188,248
Aluminum HG LME	110	January 19, 2026	7,194,276	7,379,680	185,404
Brent Crude Oil(n)	171	December 30, 2025	11,258,872	11,169,720	(89,152)
Brent Crude Oil(n)	171	January 30, 2026	11,240,112	11,138,940	(101,172)
Coffee C	38	March 19, 2026	4,424,466	5,115,037	690,571
Coffee C	45	May 18, 2026	6,117,195	5,863,219	(253,976)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Copper	83	March 27, 2026	$11,691,407	$10,209,000	$(1,482,407)
Copper	84	May 27, 2026	9,869,851	10,403,400	533,549
Corn	583	March 13, 2026	12,518,588	12,592,800	74,212
Corn	209	May 14, 2026	4,697,609	4,616,288	(81,321)
Cotton No.2	77	March 9, 2026	2,656,112	2,601,445	(54,667)
Cotton No.2	75	May 6, 2026	2,620,824	2,582,250	(38,574)
Gasoline RBOB	43	November 28, 2025	3,308,335	3,385,708	77,373
Gasoline RBOB	41	December 31, 2025	3,129,850	3,187,767	57,917
Gold 100 oz	88	February 25, 2026	32,639,420	34,360,480	1,721,060
Gold 100 oz	89	April 28, 2026	31,118,319	34,995,690	3,877,371
KC HRW Wheat	108	March 13, 2026	2,977,180	2,801,250	(175,930)
KC HRW Wheat	104	May 14, 2026	2,839,300	2,775,500	(63,800)
Lead LME	31	October 13, 2025	1,548,493	1,513,482	(35,011)
Lead LME	31	November 17, 2025	1,554,536	1,527,672	(26,864)
Lead LME	62	January 19, 2026	3,133,795	3,093,149	(40,646)
Lead LME	29	March 16, 2026	1,504,008	1,462,745	(41,263)
Lean Hogs(n)	40	December 12, 2025	1,279,640	1,419,600	139,960
Lean Hogs(n)	141	February 13, 2026	5,047,667	5,092,920	45,253
Live Cattle	122	February 27, 2026	11,457,996	11,574,140	116,144
Live Cattle	30	April 30, 2026	2,814,622	2,857,800	43,178
Low Sulphur Gasoil	68	December 11, 2025	4,360,105	4,579,800	219,695
Low Sulphur Gasoil	67	January 12, 2026	4,275,007	4,453,825	178,818
Natural Gas	432	October 29, 2025	17,554,586	14,268,960	(3,285,626)
Natural Gas	420	December 29, 2025	18,211,799	17,543,400	(668,399)
Nickel LME	80	October 13, 2025	7,240,000	7,241,021	1,021
Nickel LME	41	November 17, 2025	3,799,827	3,728,002	(71,825)
Nickel LME	44	December 15, 2025	4,018,608	4,015,553	(3,055)
Nickel LME	43	January 19, 2026	3,968,671	3,942,893	(25,778)
Nickel LME	41	March 16, 2026	3,814,581	3,786,070	(28,511)
NY Harbor ULSD	38	November 28, 2025	3,562,099	3,671,279	109,180
NY Harbor ULSD	37	December 31, 2025	3,461,860	3,548,093	86,233
Silver	45	March 27, 2026	8,852,366	10,620,000	1,767,634
Silver	48	May 27, 2026	10,259,981	11,416,320	1,156,339
Soybean	313	January 14, 2026	16,211,144	15,966,912	(244,232)
Soybean	76	May 14, 2026	4,110,338	3,989,050	(121,288)
Soybean Meal	384	January 14, 2026	11,215,577	10,671,360	(544,217)
Soybean Oil	222	January 14, 2026	7,078,630	6,638,688	(439,942)
Soybean Oil	68	March 13, 2026	2,199,169	2,050,200	(148,969)
Soybean Oil	157	May 14, 2026	4,916,119	4,753,332	(162,787)
Sugar #11 (World)	225	February 27, 2026	4,305,145	4,183,200	(121,945)
Sugar #11 (World)	235	April 30, 2026	4,242,664	4,248,048	5,384
Wheat	340	March 13, 2026	9,258,550	8,959,000	(299,550)
WTI Crude Oil	157	November 20, 2025	9,712,271	9,727,720	15,449
WTI Crude Oil	155	December 19, 2025	9,561,410	9,560,400	(1,010)
Zinc LME	52	October 13, 2025	3,408,319	3,892,642	484,323
Zinc LME	48	November 17, 2025	3,207,414	3,571,572	364,158
Zinc LME	53	December 15, 2025	3,753,214	3,934,111	180,897

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Zinc LME	53	January 19, 2026	$3,662,889	$3,923,153	$260,264

			$399,136,225	$403,990,119	$4,853,894

SHORT FUTURES OUTSTANDING
Aluminum HG LME	105	October 13, 2025	$(6,844,363)	$(7,042,350)	$(197,987)
Aluminum HG LME	103	November 17, 2025	(6,720,009)	(6,904,013)	(184,004)
Aluminum HG LME	2	January 19, 2026	(133,003)	(134,176)	(1,173)
Lead LME	31	October 13, 2025	(1,579,991)	(1,513,482)	66,509
Lead LME	31	November 17, 2025	(1,557,338)	(1,527,672)	29,666
Lead LME	29	March 16, 2026	(1,476,269)	(1,462,746)	13,523
Nickel LME	80	October 13, 2025	(7,422,647)	(7,241,019)	181,628
Nickel LME	41	November 17, 2025	(3,754,275)	(3,728,003)	26,272
Nickel LME	41	March 16, 2026	(3,790,481)	(3,786,070)	4,411
Zinc LME	52	October 13, 2025	(3,565,187)	(3,892,642)	(327,455)
Zinc LME	48	November 17, 2025	(3,396,594)	(3,571,572)	(174,978)
Zinc LME	1	January 19, 2026	(70,622)	(74,022)	(3,400)

			$(40,310,779)	$(40,877,767)	$(566,988)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$855,990,357	$—	$—	$855,990,357
Exchange-Traded Funds	105,709,397	—	—	105,709,397
Preferred Securities—Exchange-Traded	478,169	—	—	478,169
Preferred Securities—Over-the-Counter	—	84,923,431	—	84,923,431
Corporate Bonds	—	138,539,555	—	138,539,555
U.S. Treasury Notes	—	6,439,125	—	6,439,125
Warrants:
Real Estate	—	771,942	—	771,942
Other Industries	109,371	—	—	109,371
Short-Term Investments	—	279,980,871	—	279,980,871

Total Investments in Securities(o)	$962,287,294	$510,654,924	$—	$1,472,942,218

Futures Contracts	$13,827,820	$—	$—	$13,827,820
Total Return Swaps Contracts	—	115,461	—	115,461

Total Derivative Assets(o)	$13,827,820	$115,461	$—	$13,943,281

Futures Contracts	$(9,540,914)	$—	$—	$(9,540,914)

Total Derivative Liabilities(o)	$(9,540,914)	$—	$—	$(9,540,914)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $4,599 in aggregate has been pledged as collateral.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $78,730,386 which represents 5.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $14,708,563 which represents 1.0% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Security converts to floating rate after the indicated fixed–rate coupon period.
(g)	Variable rate. Rate shown is in effect at September 30, 2025.
(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,608,198 or 0.2% of the net assets of the Fund.

(i)	Rate quoted represents the annualized seven–day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $33,471,354 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2025.
(m)

The BNP Paribas Daily CDI Carry Index (BNPXDDIC Index) seeks to capture the difference in carry costs between different commodity futures contracts while maintaining a diversified exposure and managing the risk of the portfolio. The Fund has indirect exposure to all of the below underlying positions that make up the custom index at September 30, 2025. When applicable, the table is limited to the largest 50 positions (based on absolute market value).

Commodity Name	Expiration Date	Weight	Quantity[1]	9/30/25 Value[1]
WTI Crude Oil	March 20, 2026	-2.22%	(128.79)	(7,893,891)
WTI Crude Oil	November 20, 2025	2.22%	127.31	7,888,336
WTI Crude Oil	October 21, 2025	2.22%	126.43	7,885,304
WTI Crude Oil	December 19, 2025	2.16%	124.60	7,685,568
WTI Crude Oil	February 20, 2026	-2.12%	(122.94)	(7,543,767)
Brent Crude Oil	March 31, 2026	-1.97%	(108.02)	(7,023,162)
Brent Crude Oil	February 27, 2026	-1.97%	(107.92)	(7,021,082)
Brent Crude Oil	December 30, 2025	1.97%	107.43	7,017,366
Brent Crude Oil	November 28, 2025	1.97%	106.92	7,015,792
Brent Crude Oil	October 31, 2025	1.97%	106.25	7,015,420
Copper	December 14, 2026	1.84%	25.37	6,538,857
Copper	June 15, 2026	1.84%	25.42	6,535,123
Copper	March 16, 2026	-1.84%	(25.42)	(6,532,536)
Copper	November 17, 2025	-1.83%	(25.45)	(6,525,467)
Natural Gas	November 25, 2025	-1.75%	(160.57)	(6,230,108)
Natural Gas	January 28, 2026	1.75%	156.30	6,219,344
Natural Gas	April 28, 2026	1.75%	176.62	6,213,571
Corn	December 14, 2026	1.49%	231.27	5,307,597
WTI Crude Oil	April 21, 2026	-1.49%	(86.47)	(5,297,125)
Corn	July 14, 2026	-1.48%	(234.83)	(5,271,971)
Natural Gas	November 25, 2026	-1.44%	(113.14)	(5,135,589)
Brent Crude Oil	April 30, 2026	-1.43%	(78.19)	(5,081,495)
Natural Gas	December 29, 2025	-1.40%	(119.31)	(4,983,763)
Soybean	November 14, 2025	-1.36%	(96.89)	(4,852,915)
Soybean	January 14, 2026	-1.36%	(95.08)	(4,850,142)
Soybean	July 14, 2026	1.36%	91.44	4,849,585
Soybean	May 14, 2026	1.36%	92.39	4,849,111
Brent Crude Oil	September 30, 2026	-1.33%	(72.97)	(4,729,873)
WTI Crude Oil	January 20, 2026	-1.31%	(75.63)	(4,649,443)
WTI Crude Oil	June 22, 2026	1.27%	74.04	4,528,069
Brent Crude Oil	October 31, 2028	1.18%	63.17	4,206,669
Natural Gas	September 28, 2026	1.03%	93.29	3,665,215
WTI Crude Oil	November 20, 2028	1.02%	57.98	3,623,227
Gold 100 oz	April 28, 2026	0.94%	8.51	3,347,719
WTI Crude Oil	May 19, 2026	-0.93%	(54.00)	(3,306,074)
Live Cattle	April 30, 2026	0.88%	32.86	3,130,684
Live Cattle	December 31, 2025	-0.88%	(33.31)	(3,128,224)
Low Sulphur Gasoil	December 10, 2026	-0.75%	(41.91)	(2,655,984)
Low Sulphur Gasoil	June 11, 2026	-0.75%	(41.49)	(2,650,922)
Low Sulphur Gasoil	April 10, 2026	0.74%	41.02	2,649,072
Low Sulphur Gasoil	February 12, 2026	-0.74%	(40.17)	(2,647,467)
Low Sulphur Gasoil	November 12, 2025	0.74%	38.54	2,647,359
Low Sulphur Gasoil	December 11, 2025	0.74%	39.30	2,646,943
Gasoline RBOB	November 28, 2025	0.74%	33.53	2,639,983
Wheat	July 14, 2026	0.74%	95.23	2,627,074
Low Sulphur Gasoil	January 12, 2026	-0.71%	(37.79)	(2,512,014)
Aluminum HG LME	December 15, 2025	0.71%	37.46	2,510,728
Gasoline RBOB	October 31, 2025	0.70%	31.01	2,503,370
Gasoline RBOB	February 27, 2026	-0.66%	(29.77)	(2,342,277)
Aluminum HG LME	June 15, 2026	-0.63%	(32.94)	(2,226,851)

[1]	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2025

(n)	Futures contracts are cash settled based upon the price of the underlying commodity.
(o)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Country Summary	% of Net Assets
United States	50.0
Canada	7.8
Japan	4.4
Australia	3.2
France	2.5
United Kingdom	2.3
Brazil	1.1
Hong Kong	1.1
Germany	1.0
Switzerland	1.0
Singapore	0.9
Italy	0.8
Spain	0.7
India	0.6
South Africa	0.6
Belgium	0.5
Other (includes short-term investments)	21.5

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.